PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 316,145	$ 372,254
Less: Accumulated depreciation	(156,686)	(122,905)
Construction in progress(i)	67,432	67,098
Property, equipment and software, net	226,891	316,447
Buildings and facilities
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	22,617	8,354
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	21,361	30,010
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	124,378	140,689
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	23,222	43,980
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	29,045	28,412
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	64,321	73,342
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 31,201	$ 47,467